UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  028-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

 /s/ Andrew Bluhm     Chicago, Illinois/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $119,195 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISOURCEBERGEN CORP         COM              03073E105     3454    80000 SH       SOLE                    80000
APPLE INC                      COM              037833100    10661    20000 SH       SOLE                    20000
ASSURED GUARANTY LTD           COM              G0585R106      712    50000 SH       SOLE                    50000
CAPITALSOURCE INC              COM              14055X102    15081  1989536 SH       SOLE                  1989536
CHINA XINIYA FASHION LTD       SPONSORED ADR    16950W105      290   250000 SH       SOLE                   250000
CVS CAREMARK CORPORATION       COM              126650100    15472   320000 SH       SOLE                   320000
DARA BIOSCIENCES INC           COM NEW          23703P205      193   250000 SH       SOLE                   250000
DARLING INTL INC               COM              237266101     1444    90000 SH       SOLE                    90000
DURECT CORP                    COM              266605104      184   200000 SH       SOLE                   200000
DYNAVAX TECHNOLOGIES CORP      COM              268158102      137    47975 SH       SOLE                    47975
DYNEX CAP INC                  COM NEW          26817Q506     1498   158698 SH       SOLE                   158698
ENDEAVOUR INTL CORP            COM NEW          29259G200       15   100000 SH  CALL SOLE                                     100000
FISERV INC                     COM              337738108     4765    60296 SH       SOLE                    60296
GOLDMAN SACHS GROUP INC        COM              38141G104     4465    35000 SH       SOLE                    35000
GOOGLE INC                     CL A             38259P508    10641    15000 SH       SOLE                    15000
HARRIS CORP DEL                COM              413875105     3163    64600 SH       SOLE                    64600
HERBALIFE LTD                  COM USD SHS      G4412G101       22    32000 SH  CALL SOLE                                      32000
ISHARES TR                     S&P 500 VALUE    464287408      505     7600 SH       SOLE                     7600
ISHARES TR                     BARCLYS 20+ YR   464287432       32   100000 SH  CALL SOLE                                     100000
ISHARES TR                     RUSSELL1000VAL   464287598      502     6900 SH       SOLE                     6900
ISHARES TR                     RUSL 2000 GROW   464287648      343     3600 SH       SOLE                     3600
ISHARES TR                     RUSSELL 2000     464287655      120   100000 SH  CALL SOLE                                     100000
ISHARES TR                     RUSSELL 2000     464287655      192   200000 SH  PUT  SOLE                                     200000
MCKESSON CORP                  COM              58155Q103     5527    57000 SH       SOLE                    57000
MERCK & CO INC NEW             COM              58933Y105     2211    54000 SH       SOLE                    54000
MICROSOFT CORP                 COM              594918104       14    50000 SH  PUT  SOLE                                      50000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104       88   200000 SH  PUT  SOLE                                     200000
ROADRUNNER TRNSN SVCS HLDG I   COM              76973Q105     2488   137149 SH       SOLE                   137149
SAFEWAY INC                    COM NEW          786514208        1    15000 SH  PUT  SOLE                                      15000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      656     4600 SH       SOLE                     4600
SPDR S&P 500 ETF TR            TR UNIT          78462F103       75   150000 SH  PUT  SOLE                                     150000
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2868    50000 SH       SOLE                    50000
TARGET CORP                    COM              87612E106     6509   110000 SH       SOLE                   110000
UNION PAC CORP                 COM              907818108    12572   100000 SH       SOLE                   100000
UNITED RENTALS INC             COM              911363109      455    10000 SH       SOLE                    10000
UNITED RENTALS INC             COM              911363109      155    50000 SH  CALL SOLE                                      50000
VICAL INC                      COM              925602104      482   165791 SH       SOLE                   165791
WELLPOINT INC                  COM              94973V107     8833   145000 SH       SOLE                   145000
ZYNGA INC                      CL A             98986T108     2370  1000000 SH       SOLE                  1000000